(ICON)
Prudential
Multi-Sector
Fund, Inc.

SEMI
ANNUAL
REPORT
Oct. 31, 1997
(LOGO)

Prudential Multi-Sector Fund, Inc.

Performance At A Glance.
The Prudential Multi-Sector Fund beat the volatile overall market (as represented by the Standard & Poor's 500
Index) by five percentage points
for the six months ending October 31. Our energy holdings did particularly well and low-performing industrial stocks were a smaller part of our portfolio than of the index. Nonetheless, we trailed the average capital appreciation fund, as measured by Lipper Analytical
Services, because our health care
stocks lost ground and we didn't participate in the exceptionally high returns of money center banks and stock brokerages.

Cumulative Total Returns1
As of 10/31/97

                              Six        One
Five         Since
                             Months      Year
Years      Inception2
  Class A                    20.28%
20.86%     122.34%      160.38%
  Class B                    19.83      19.97
114.04       146.02
  Class C                    19.83      19.97
N/A         59.88
  Class Z                    20.39      21.06
N/A         31.55
  Lipper Capital
  Appreciation Fund Avg3     22.30      22.74
119.38        ***

Average Annual Total Returns1
As of 9/30/97

                                         One
Five         Since
                                         Year
Years      Inception2
  Class A
22.49%     17.44%       14.10%
  Class B                               22.98
17.64        14.02
  Class C                               26.98
N/A         17.89
  Class Z                               29.14
N/A         22.77

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A and Class B,
5/24/90; Class C, 8/1/94; Class Z,
3/1/96.

3 These are average returns for the 240 funds in Lipper Analytical Services'
Capital Appreciation category for the past six months, 203 for the past year, and 77 for the past five years.

***Lipper Since Inception returns are: Class
A, and Class B, 172.81%; Class C,
83.83%; and Class Z, 30.78% for all funds in each share class.

     How Investments Compared.
         (As of 10/31/97)
             (GRAPH)
U.S.      General      General      Money
Growth     Bond       Muni Debt     Market
Funds      Funds        Funds        Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Greg Goldberg, Fund Manager
Portfolio
Managers' Report
(PHOTO)

The Fund seeks long-term capital growth by investing primarily in the stocks of domestic and foreign companies in specific economic sectors. We invest with a growth style, looking for stocks with above-average revenue and earnings growth. We focus our stock selection on certain themes -- established long-term trends -- that may identify companies in different global markets or of any size. The Fund may be affected to a greater extent by a single economic, political, or regulatory development than a mutual fund that is not as concentrated. There can be no assurance that the Fund will achieve its investment objective.

Evolving Strategy
Our strategy has evolved. We are still
aggressively concentrated in the stocks
we think have the most growth potential. At least a third of our assets will be in our top 10 stocks. But now we focus on long-term themes that guide our selections. However, because they are not cyclical, we can hold our strong growth stocks longer.

Strategy Session.
We concentrate our portfolio in order to get the full benefit of our best stock selections. Our 10 best stocks comprised 37% of the portfolio on October
31 and our top 20 normally will comprise about two thirds. Our stock selection is guided by themes -- trends that we believe will particularly favor some industries or companies. We are currently following three investment themes:

The aging of America -- as the average age of the population increases, we expect certain industries and firms to benefit, such as the health care and leisure industries. Toys R Us is among our top 20 holdings because grandparents tend to spend heavily on grandchildren.

Productivity means technology -- we increased our technology holdings to 32% of total net assets as of October 31. We are avoiding companies focused on the competitive home personal computer market, favoring instead software and networking companies. Cisco Systems and 3Com are among our top five holdings.

Global economic expansion -- The global
economy is growing rapidly, creating a
strong and widely based demand for energy.
Recently we focused on oil service
companies, which are necessary to keep energy flowing. Schlumberger -- a large supplier of oil servicing -- is our fourth largest holding.

    Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 10/31/97.
           (PIE CHART)

What Went Well.

Some Winners.
Some of our investments had exceptional six-month returns in our reporting period. For example, Crescent Real Estate and
Patriot American Hospitality --
two REITs (real estate investment trusts) each gained more than 50%. The former owns office buildings, the latter owns hotels. We took profits, reducing our positions substantially.

The U.S. economic expansion provided strong returns for our investments in financial services, particularly a pair of consumer credit companies: Imperial
Credit and The Money Store. These companies rose 53% and 32%, respectively.

Our technology holdings also had a good year.
We took some profits on
Uniphase, a photonics company, but it is still among our 10 largest holdings.
Photonics is the technology for using light waves instead of electricity to carry data, as in fiber optic cable and lasers. Uniphase rose 69%.

Our focus on oil service companies also
helped our return. Schlumberger and
Smith International each rose almost 60%. We took some profits on Schlumberger, but prices are volatile in this sector; we may buy more if the price declines again. J. Ray McDermott gained more than 140%, while McDermott International,
Input/Output and one of our foreign holdings, Bouyges Offshore, almost doubled.

And Not So Well.
Some Rough Spots.
Two of our larger holdings, the hospital management firms Aetna and Columbia
HCA, turned in negative returns for the
period. This industry is still young
and is struggling more than we anticipated to bring large-scale financial management to medical care. In medical devices, we sold Boston Scientific at a loss because the fall period for introducing new products revealed unforeseen problems.

Our purchase of 3Com is not going smoothly, largely because of its acquisition of U.S. Robotics. 3Com is a networking company. This year it bought the premier manufacturer of modem cards, which are the predominant home connection to the internet. 3Com found its distribution channels, both domestically and overseas, fully stocked. With high inven-tories, sales and earnings dropped and the stock price followed. However, we expect the surplus inventory to be cleared out soon and the company's basic strength to be reflected in its stock price.

Five Largest Holdings.
5.6%       Cisco Systems
           Computer Networking
5.2%       Novartis AG (ADR)
           Pharmaceuticals
4.4%       3Com Corp.
           Computer Networking
4.1%       Schlumberger
           Oil Services
3.2%       Nordstrom
           Retail
Expressed as a percentage of net assetsas of 10/31/97.

Looking Ahead.
Our investment themes are long range.
Productivity means technology leads us
to photonics, a technology still in its early stages. We expect this technology to grow.

The accelerating sales of personal computers
costing less than $1,000 will
expand the market, but will squeeze margins
for both computer and component
manufacturers. We are focusing on software
and networking companies, which we
think will be the long-term winners from
greater computer use.
---------------------------------------------
----------------------------------
                                  1

President's Letter
December 18, 1997
(PHOTO)
                        It Was Another Good
Year.
Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

-  Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
(If you don't have one, see your Prudential
Financial Professional.) While
past performance is not indicative of future results, many investors have profited by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may
change the way you save for college, a
retirement nest egg or other long-term
financial goal.

Thank you for your continued confidence in Prudential Mutual Funds &
Annuities. In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities
---------------------------------------------
----------------------------------
                                2

Portfolio of Investments as of October 31,
1997
(Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
---------------

Shares        Description
Value (Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS--96.9%
---------------------------------------------
---------------
Agriculture Sector--2.1%
 214,200      Archer-Daniels Midland Co.
$  4,765,950
  55,400      Potash Corp. of Saskatchewan,
Inc.      4,539,337

------------

9,305,287
---------------------------------------------
---------------
Auto Sector--0.7%
  44,900      General Motors Corp.
2,882,019
---------------------------------------------
---------------
Basic Industry Sector--3.6%
 279,800      Agrium, Inc. (Canada)
3,132,201
 200,000      Corrections Corporation of
America
                (a)
6,100,000
 175,000      USA Waste Services, Inc. (a)
6,475,000

------------

15,707,201
---------------------------------------------
---------------
Consumer Goods & Services Sector--1.4%
 137,700      Corning, Inc.
6,213,713
---------------------------------------------
---------------
Energy Sector--14.9%
 340,650      Bouygues Offshore S.A. (ADR)
8,260,762
  36,100      Coflexip
1,985,500
 136,600      Input/Output, Inc. (a)
3,662,588
 176,450      J. Ray McDermott, S.A. (a)
7,300,619
 303,550(b)   McDermott International, Inc.
11,022,659
 165,850      Pioneer Natural Resources Co.
6,644,366
 203,900(b)   Schlumberger Ltd.
17,841,250
 117,450      Smith International, Inc. (a)
8,955,562

------------

65,673,306
---------------------------------------------
---------------
Financial Services Sector--8.2%
 331,300      Banco Rio De La Plata SA (ADR)
                (Argentina) (a)
3,478,650
 197,000(b)   Federal National Mortgage
                Association
9,542,187
 317,900(b)   Imperial Credit Industries,
Inc.
                (a)
7,987,238
       1      Patriot American Hospitality
Inc.              22
 163,400      ReliaStar Financial Corp.
6,107,075
 309,200(b)   The Money Store, Inc.
$  8,773,550
       1      Travelers Group, Inc.
70

------------

35,888,792
---------------------------------------------
---------------
Health Care Sector--14.1%
 147,200(b)   Aetna Inc.
10,460,400
 337,450(b)   Columbia/HCA Healthcare Corp.
9,532,962
  37,200      Johnson & Johnson Co.
2,134,350
  96,200(b)   Manor Care, Inc.
3,300,863
 290,700      Novartis AG (ADR) (Switzerland)
22,747,275
 177,600      Premier Research Worldwide,
LTD.
                (a)
1,998,000
 132,600      Sierra Health Services, Inc.
(a)        4,897,912
 285,600      Trigon Healthcare, Inc. (a)
6,979,350

------------

62,051,112
---------------------------------------------
---------------
Leisure Sector--4.9%
 146,900      Carnival Corp.-Class A
7,124,650
 138,600      Hilton Hotels Corp.
4,270,612
 558,600(b)   La Quinta Inns, Inc.
9,984,975

------------

21,380,237
---------------------------------------------
---------------
Medical Technology--0.5%
  75,200      Spine-Tech Inc (a)
2,340,600
---------------------------------------------
---------------
Precious Metals Sector--2.9%
 338,700      UCAR International, Inc. (a)
12,701,250
---------------------------------------------
---------------
Retailing Sector--9.5%
 228,000(b)   Nordstrom, Inc.
13,965,000
  35,000      Proffitt's, Inc. (a)
1,004,063
 155,000      Sears Roebuck & Co.
6,490,625
 494,200(b)   The Limited, Inc.
11,644,587
 255,500      Toys 'R' Us, Inc. (a)
8,702,969

------------

41,807,244

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of October 31,
1997
(Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
---------------

Shares        Description
Value (Note 1)
---------------------------------------------
---------------
Technology Sector--32.9%
 464,100      3Com Corp. (a)
$ 19,231,144
 317,275(b)   ADC Telecommunications, Inc.
(a)       10,509,734
 440,000(b)   Bay Networks, Inc. (a)
13,915,000
 352,600(b)   BDM International, Inc. (a)
7,801,275
  76,950      Boston Scientific Corp. (a)
3,501,225
 298,700      Cisco Systems, Inc. (a)
24,502,734
 204,000      Cognizant Corp.
7,994,250
 159,000      Comverse Technology, Inc. (a)
6,558,750
 117,500      Documentum Inc. (a)
3,510,313
 498,000      Glenayre Technologies, Inc. (a)
6,474,000
  70,000      Harmonic Lightwaves Inc.
875,000
 319,600      Larscom, Inc. (a)
3,196,000
  65,000      Network Associates, Inc. (a)
3,233,750
 306,000      Premisys Communications Inc.
(a)        8,338,500
 350,000      Rational Software Corp. (a)
3,193,750
  61,200      Tellabs, Inc. (a)
3,304,800
 191,600      Uniphase Corp. (a)
12,861,150
 322,350      Westell Technologies, Inc. (a)
5,681,419

------------

144,682,794
---------------------------------------------
---------------
Transportation Sector--1.2%
 425,000      OMI Corp. (a)
5,073,438
              Total long-term investments
                (cost $379,384,090)
425,706,993

------------
Principal
Amount
(000)
--------
SHORT-TERM INVESTMENTS--5.2%
REPURCHASE AGREEMENT
---------------------------------------------
---------------
 $23,027      Joint Repurchase Agreement
Account
                5.70%, 11/3/97, (Note 5)
                (cost $23,027,000)
23,027,000

------------
              Total investments before
                short sales--102.1%
              (cost $402,411,090; Note 4)
448,733,993

------------
COMMON STOCK SOLD SHORT(a)--(1.3%)
---------------------------------------------
---------------
Retailing Sector--(0.4%)
  50,000      General Nutrition Co.
$ (1,575,000)
---------------------------------------------
---------------
Technology Sector--(0.5%)
  20,500      Aware, Inc.
(248,562)
  58,400      Hutchinson Technology, Inc.
(1,540,300)
  14,000      Innovex, Inc.
(361,375)

------------

(2,150,237)
---------------------------------------------
---------------
Restaurants Sector--(0.4%)
  68,000      Cracker Barrel Old Country
Store,
                Inc.
(2,006,000)

------------
              Total common stocks sold short
                (proceeds $5,277,681)
(5,731,237)

------------
Total investments, net of short sales--100.8%
443,002,756
              Other liabilities in excess of
                other assets--(0.8%)
(3,628,761)

------------
              Net Assets--100%
$439,373,995

------------

------------

---------------
(a) Non-income producing security.
(b) Pledged as collateral on short sale.
ADR--American Depository Receipt.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities
(Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$402,411,090)................................
 .................................
$448,733,993
Cash.........................................
 .............................................
 ................               8,631
Receivable for investments
sold.........................................
 ..................................
4,059,822
Deposits with broker for securities sold
short........................................
 ....................           1,638,816
Dividends and interest
receivable...................................
 ......................................
483,270
Receivable for Fund shares
sold.........................................
 ..................................
145,158
Other
assets.......................................
 .............................................
 ..........              10,494

----------------
   Total
assets.......................................
 .............................................
 .......         455,080,184

----------------
Liabilities
Payable for investments
purchased....................................
 .....................................
8,322,159
Investments sold short, at value (proceeds
$5,277,681)..................................
 ..................           5,731,238
Payable for Fund shares
reacquired...................................
 .....................................
769,104
Accrued
expenses.....................................
 .............................................
 ........             431,866
Management fee
payable......................................
 .............................................
 .             248,078
Distribution fee
payable......................................
 ............................................
203,744

----------------
   Total
liabilities..................................
 .............................................
 .......          15,706,189

----------------
Net
Assets.......................................
 .............................................
 ............        $439,373,995

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$     28,485
   Paid-in capital in excess of
par..........................................
 .............................
310,076,775

----------------

310,105,260
   Distributions in excess of net investment
income.......................................
 ................          (1,011,047)
   Accumulated net realized capital and
currency
gains........................................
 ............          84,410,496
   Net unrealized appreciation on investments
and foreign
currencies...................................
 ...          45,869,286

----------------
Net assets, October 31,
1997.........................................
 .....................................
$439,373,995

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($263,609,121 / 16,892,734 shares of
common stock issued and
outstanding)...........................
$15.60
   Maximum sales charge (5% of offering
price).......................................
 .....................                 .82

----------------
   Maximum offering price to
public.......................................
 ................................
$16.42

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($155,290,744 / 10,275,867 shares of
common stock issued and
outstanding)...........................
$15.11

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($4,403,207 / 291,417 shares of common
stock issued and
outstanding)................................
$15.11

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($16,070,923 / 1,026,801 shares of
common stock issued and
outstanding).............................
$15.65

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended

October 31,
Net Investment Loss
1997
Income

Dividends...................................
$ 1,773,089

Interest....................................
634,142

-----------
      Total
income.............................
2,407,231

-----------
Expenses
   Management
fee..............................
1,437,364
   Distribution fee--Class
A...................       302,578
   Distribution fee--Class
B...................       976,250
   Distribution fee--Class
C...................        23,456
   Transfer agent's fees and
expenses..........       383,000
   Custodian's fees and
expenses...............       138,000
   Reports to
shareholders.....................
93,000
   Registration
fees...........................        55,000
   Legal fees and
expenses.....................        19,000
   Audit fee and
expenses......................        13,000
   Directors' fees and
expenses................        11,250

Miscellaneous...............................
7,092

-----------
      Total
expenses...........................
3,458,990

-----------
Net investment
loss............................
(1,051,759)

-----------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment
transactions.....................
82,948,944
   Foreign currency
transactions...............        99,912
   Short sale
transactions.....................
1,407,487

-----------

84,456,343

-----------
Net change in unrealized appreciation
   (depreciation) on:

Investments.................................
(1,069,947)
   Foreign currency
transactions...............       (80,575)
   Short
sales.................................
(291,734)

-----------

(1,442,256)

-----------
Net gain on investments and foreign currency

transactions................................
83,014,087

-----------
Net Increase in Net Assets
Resulting from
Operations......................
$81,962,328

-----------

-----------

PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                      Six
Months
                                        Ended
Year Ended
Increase                             October
31,        April 30,
in Net Assets                            1997
1996
Operations
   Net investment income
      (loss).....................   $
(1,051,759)    $    455,351
   Net realized gain on
      investments and foreign
      currencies.................
84,456,343       42,517,921
   Net change in unrealized
      appreciation (depreciation)
      of investments.............
(1,442,256)     (20,779,387)
                                   ----------
------    ------------
   Net increase in net assets
      resulting from
      operations.................
81,962,328       22,193,885
                                   ----------
------    ------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A....................
--         (400,225)
      Class B....................
--               --
      Class C....................
--               --
      Class Z....................
--          (55,126)
                                   ----------
------    ------------

--         (455,351)
                                   ----------
------    ------------
   Distributions in excess of net
      investment income
      Class A....................
(373,455)        (566,340)
      Class B....................
(339,853)        (620,254)
      Class C....................
(7,855)         (12,405)
      Class Z....................
(30,482)         (50,726)
                                   ----------
------    ------------

(751,645)      (1,249,725)
                                   ----------
------    ------------
   Distributions from net capital
      gains
      Class A....................
(8,064,541)     (23,717,108)
      Class B....................
(7,344,836)     (25,810,921)
      Class C....................
(169,575)        (537,914)
      Class Z....................
(658,409)      (2,170,377)
                                   ----------
------    ------------

(16,237,361)     (52,236,320)
                                   ----------
------    ------------
Fund share transactions (net of
   share conversion) (Note 6)
   Net proceeds from Fund shares
      subscribed.................
51,492,073      116,532,381
   Net asset value of Fund shares
      issued in reinvestment of
      dividends and
      distributions..............
15,959,019       50,651,007
   Cost of shares reacquired.....
(109,542,140)    (196,343,364)
                                   ----------
------    ------------
   Net decrease in net assets
      from Fund share
      transactions...............
(42,091,048)     (29,159,976)
                                   ----------
------    ------------
Total increase (decrease)........
22,882,274      (60,907,487)
Net Assets
Beginning of period..............
416,491,721      477,399,208
                                   ----------
------    ------------
End of period....................   $
439,373,995     $416,491,721
                                   ----------
------    ------------
                                   ----------
------    ------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

Notes to Financial Statements (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------
Prudential Multi-Sector Fund, Inc. (the
'Fund'), is registered under the
Investment Company Act of 1940 as a
diversified, open-end management investment
company. The Fund was incorporated in
Maryland on February 21, 1990 and had no
operations until May 11, 1990 when 4,398
shares each of Class A and Class B
common stock were sold for $100,000 to
Prudential Investments Fund Management
LLC ('PIFM'). Investment operations commenced
June 29, 1990. The Fund's
investment objective is long-term growth of
capital by primarily investing in
equity securities of companies in various
economic sectors.
---------------------------------------------
---------------
Note 1. Accounting Policies

The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Investments, including
options and securities sold short,
traded on a national securities exchange and
NASDAQ national market equity
securities are valued at the last reported
sales price on the primary exchange
on which they are traded. Securities traded
in the over-the-counter market
(including securities listed on exchanges
whose primary market is believed to be
over-the-counter) and listed securities for
which no sales were reported on that
date are valued at the mean between the last
reported bid and asked prices.
Stock options traded on national securities
exchanges are valued at the closing
prices on such exchanges. Securities for
which market quotations are not readily
available are valued at fair value as
determined in good faith by or under the
direction of the Fund's Board of Directors.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements, it is the Fund's
policy that its custodian or designated
subcustodians under triparty repurchase
agreements, as the case may be, take
possession of the underlying collateral
securities, the value of which exceeds the
principal amount of the repurchase
transaction, including accrued interest. If
the seller defaults, and the value
of the collateral declines or if bankruptcy
proceedings are commenced with
respect to the seller of the security,
realization of the collateral by the Fund
may be delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the year,
the Fund does not isolate that
portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at year end.
Similarly, the Fund does not isolate the
effect of changes in foreign exchange rates
from the fluctuations arising from
changes in the market prices of long-term
portfolio securities sold during the
fiscal year. Accordingly, such realized
foreign currency gains (losses) are
included in the reported net realized gains
(losses) on investment transactions.
Net realized gain on foreign currency
transactions of $99,912 represents net
foreign exchange gains from sales and
maturities of short-term securities,
holding of foreign currencies, currency gains
or losses realized between the
trade and settlement dates of security
transactions, and the difference between
the amounts of dividends, interest and
foreign taxes recorded on the Fund's
books and the U.S. dollar equivalent amounts
actually received or paid. Net
currency gains and losses from valuing
foreign currency denominated assets and
liabilities at year end exchange rates are
reflected as a component of net
unrealized appreciation on investments and
foreign currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the level of
governmental supervision and regulation of
foreign securities markets and the
possibility of political or economic
instability.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily at
current exchange rates and any
unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is
realized on the settlement date of
the contract equal to the difference between
the settlement value of the
original and renegotiated forward contracts.
This gain or loss, if any, is
included in net realized gain (loss) on
foreign currency transactions. Risks may
arise upon entering into these contracts from
the potential inability of the
counterparties to meet the terms of
---------------------------------------------
-----------------------------------
Notes to Financial Statements (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------
their contracts. There were no open foreign
currency contracts at October 31,
1997.
Short Sales: The Fund may sell a security it
does not own in anticipation of a
decline in the market value of that security
(short sale). When the Fund makes a
short sale, it must borrow the security sold
short and deliver it to the
broker-dealer through which it made the short
sale. The proceeds received from
the short sale are maintained as collateral
for its obligation to deliver the
security upon conclusion of the sale. The
Fund may have to pay a fee to borrow
the particular security and may be obligated
to pay over any payments received
on such borrowed securities. A gain, limited
to the price at which the Fund sold
the security short, or a loss, unlimited in
magnitude, will be recognized upon
the termination of a short sale if the market
price at termination is less than
or greater than, respectively, the proceeds
originally received.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses on sales of securities are
calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is
recorded on the accrual basis. Net
investment income, other than distribution
fees, and unrealized and realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each
class at the beginning of the day.
Expenses are recorded on the accrual basis
which may require the use of certain
estimates by management.
Option Writing: When the Fund writes an
option, an amount equal to the premium
received by the Fund is recorded as a
liability and is subsequently adjusted to
the current market value of the option
written. Premiums received from writing
options which expire unexercised are treated
by the Fund on the expiration date
as realized gains from options. The
difference between the premium and the
amount paid on effecting a closing purchase
transaction, including brokerage
commissions, is also treated as a realized
gain, or if the premium received is
less than the amount paid for the closing
purchase transaction, as a realized
loss. If a call option is exercised, the
premium is added to the proceeds from
the sale of the underlying security or
currency in determining whether the Fund
has realized a gain or loss. If a put option
is exercised, the premium reduces
the cost basis of the securities or
currencies purchased by the Fund. The Fund,
as writer of an option may have no control
over whether the underlying
securities may be sold (call) or purchased
(put) and, as a result, bears the
market risk of an unfavorable change in the
price of the security or currency
underlying the written option.
Dividends and Distributions: Dividends from
net investment income are declared
and paid semi-annually. The Fund will
distribute net capital gains, if any, at
least annually. Dividends and distributions
are recorded on the ex-dividend
date.
Income distributions and capital gains
distributions are determined in
accordance with income tax regulations which
may differ from generally accepted
accounting principles.
Reclassification of Capital Accounts: The
Fund accounts for and reports
distributions to shareholders in accordance
with the A.I.C.P.A.'s Statement of
Position 93-2: Determination, Disclosure, and
Financial Statement Presentation
of Income, Capital Gain, and Return of
Capital Distributions by Investment
Companies. During the six months ended
October 31, 1997, the Fund reclassified
$19,338 of foreign currency gains which were
recognized for tax purposes in the
current fiscal year by increasing
undistributed net investment income and
decreasing accumulated net realized capital
and currency gains. Net investment
income, net realized gains, and net assets
were not affected by this change.
Taxes: It is the Fund's policy to meet the
requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable net income to its shareholders.
Therefore, no federal income tax
provision is required.
Withholding taxes on foreign dividends have
been provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
---------------------------------------------
---------------
Note 2. Agreements

The Fund has a management agreement with
PIFM. Pursuant to this agreement, PIFM
has responsibility for all investment
advisory services and supervises the
subadviser's performance of such services.
PIFM has entered into a subadvisory
agreement with The Prudential Investment
Corporation ('PIC'). PIC furnishes
investment advisory services in connection
with the management of the Fund. PIFM
pays for the cost of the subadviser's
services, the compensation of officers of
the Fund, occupancy and certain clerical and
bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly, at an annual
rate of .65 of 1% of the Fund's average daily
net assets. For the fiscal year
ended April 30, 1998, the manager has agreed
to limit its management fee to no
more than .625 of 1% of the first $500
million of the average daily net assets
of the Fund, .55 of 1% of the next $500
million of average daily net assets and
 .50 of 1% of the Fund's average daily net
assets in excess of $1 billion.
---------------------------------------------
-----------------------------------
                                       8

Notes to Financial Statements (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans')
regardless of expenses actually
incurred by them. The distribution fees are
accrued daily and payable monthly.
No distribution or service fees are paid to
PSI as distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%
of the average daily net assets of
Class A shares and 1% of the average daily
net assets of both the Class B and C
shares for the six months ended October 31,
1997.
PSI has advised the Fund that they have
received approximately $26,700 in
front-end sales charges resulting from sales
of Class A shares during the six
months ended October 31, 1997. From these
fees, PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Fund that for the six
months ended October 31, 1997, it
received approximately $198,000 and $300 in
contingent deferred sales charges
imposed upon redemptions by certain Class B
and Class C shareholders,
respectively.
PSI, PIFM and PIC are indirect, wholly-owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve an an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement as of October 31,
1997. The Funds pay a commitment fee at an
annual rate of .055 of 1% on the
unused portion of the credit facility. The
commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
---------------------------------------------
---------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'),
a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the six months ended October 31,
1997, the Fund incurred fees of approximately
$324,000 for the services of PMFS.
As of October 31, 1997, approximately $52,700
of such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to non-
affiliates.
For the six months ended October 31, 1997,
PSI earned approximately $37,500 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
---------------------------------------------
---------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1997 were $304,988,179 and $365,480,883, respectively.

The cost basis of investments for federal
income tax purposes at October 31,
1997 was $403,182,342 and, accordingly, net
unrealized appreciation of
investments for federal income tax purposes
was $45,551,651 (gross unrealized
appreciation--$69,788,803, gross unrealized
depreciation--$24,237,152).
---------------------------------------------
---------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated
registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31, 1997, the Fund had a 2.9% undivided interest in the repurchase agreements in the joint account.
The undivided interest for the Fund
represents $23,027,000 in principal amount.
As of such date, each repurchase agreement in the joint account and the value of the collateral therefore were as follows:

Bear Stearns, 5.70%, in the principal amount of $236,000,000, repurchase price
$236,112,100, due 11/3/97. The value of the
collateral including accrued
interest is $241,912,917.

Credit Suisse First Boston Corp., 5.72%, in the principal amount of
$237,440,000, repurchase price $237,553,180,
due 11/3/97. The value of the
collateral including accrued interest is
$246,134,363.

Deutsche Morgan Grenfell, 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest is $240,720,618.

SBC Warburg, 5.66%, in the principal amount
of $92,714,000, repurchase price
$92,757,730, due 11/3/97. The value of the
collateral including accrued interest
is $94,588,984.
---------------------------------------------
-----------------------------------

Notes to Financial Statements (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 2 billion shares of common stock, $.001 par value per share, equally divided into four classes, designated Class A, B, C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A                              Shares
Amount
------------------------------  -------------
---   -------------
Six months ended October 31,
  1997:
Shares sold...................      2,753,244
$  41,930,887
Shares issued in reinvestment
  of
  distributions...............        541,817
7,932,202
Shares reacquired.............
(4,348,356)       (66,649,480)
                                -------------
---   -------------
Net decrease in shares
  outstanding before
  conversion..................
(1,053,295)       (16,786,391)
Shares issued upon conversion
  from Class B................      2,886,761
45,712,544
                                -------------
---   -------------
Net increase in shares
  outstanding.................      1,813,466
$  28,926,153
                                -------------
---   -------------
                                -------------
---   -------------
Year ended April 30, 1997:
Shares sold...................      6,197,250
$  86,386,710
Shares issued in reinvestment
  ofdividends and
  distributions...............      1,685,407
23,239,649
Shares reacquired.............
(8,634,608)      (120,199,576)
                                -------------
---   -------------
Net decrease in shares
  outstanding before
  conversion..................
(751,951)       (10,573,217)
Shares issued upon conversion
  from Class B................      1,116,749
15,549,557
                                -------------
---   -------------
Net increase in shares
  outstanding.................        364,798
$   4,976,340
                                -------------
---   -------------
                                -------------
---   -------------
Class B                              Shares
Amount
------------------------------  -------------
---   -------------
Six months ended October 31,
  1997:
Shares sold...................        314,859
$   4,687,076
Shares issued in reinvestment
  of distributions............        504,116
7,168,527
Shares reacquired.............
(2,196,309)       (32,592,345)
                                -------------
---   -------------
Net decrease in shares
  outstanding before
  conversion..................
(1,377,334)       (20,736,742)
Shares reacquired upon
  conversion
  from Class A................
(2,956,049)       (45,712,544)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(4,333,383)     $ (66,449,286)
                                -------------
---   -------------
                                -------------
---   -------------
Year ended April 30, 1997:
Shares sold...................      1,236,387
$  16,762,196
Shares issued in reinvestment
  of distributions............      1,823,196
24,608,185
Shares reacquired.............
(4,273,687)       (57,627,667)
                                -------------
---   -------------
Net decrease in shares
  outstanding before
  conversion..................
(1,214,104)       (16,257,286)
Shares reacquired upon
  conversion
  from Class A................
(1,142,516)       (15,549,557)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(2,356,620)     $ (31,806,843)
                                -------------
---   -------------
                                -------------
---   -------------
Class C
------------------------------
Six months ended October 31,
  1997:
Shares sold...................         16,563
$     244,621
Shares issued in reinvestment
  of distributions............         11,913
169,403
Shares reacquired.............
(64,819)          (963,459)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(36,343)     $    (549,435)
                                -------------
---   -------------
                                -------------
---   -------------
Year ended April 30, 1997:
Shares sold...................         63,373
$     852,741
Shares issued in reinvestment
  of distributions............         39,044
526,955
Shares reacquired.............
(137,317)        (1,878,420)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(34,900)     $    (498,724)
                                -------------
---   -------------
                                -------------
---   -------------
Class Z
------------------------------
Six months ended October 31,
  1997:
Shares sold...................        303,219
$   4,629,489
Shares issued in reinvestment
  of distributions............         46,959
688,887
Shares reacquired.............
(612,191)        (9,336,856)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(262,013)     $  (4,018,480)
                                -------------
---   -------------
                                -------------
---   -------------

---------------------------------------------
-----------------------------------

Notes to Financial Statements (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------

Class Z                              Shares
Amount
------------------------------  -------------
---   -------------
Year ended April 30, 1997:
Shares sold...................        897,823
$  12,530,734
Shares issued in reinvestment
  of dividends and
  distributions...............        165,237
2,276,218
Shares reacquired.............
(1,204,635)       (16,637,701)
                                -------------
---   -------------
Net decrease in shares
  outstanding.................
(141,575)     $  (1,830,749)
                                -------------
---   -------------
                                -------------
---   -------------

---------------------------------------------
---------------
Note 7. Distributions

On November 20, 1997 the Board of Directors
of the Fund declared a distribution
from net short-term capital gains of $1.34
per share and from net long-term
caital gains of $1.615 per share for Class A,
B, C and Z shares, respectively,
payable on November 28, 1997 to shareholders
of record on November 25, 1997.
---------------------------------------------
-----------------------------------

Financial Highlights (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
----------------------------

Six Months

Ended                          Years Ended
April 30,

October 31,     -----------------------------
----------------------------

1997          >1997         1996
1995(a)      1994        1993

-----------     --------     --------     ---
----     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
$    13.48      $  14.40     $  13.45     $
13.21     $ 13.19     $ 12.51

-----------     --------     --------     ---
----     -------     -------
Income from investment operations:
Net investment income......................
(.03)          .06          .09         .09
 .18         .30
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................
2.72           .70         2.52        1.44
1.64        1.47

-----------     --------     --------     ---
----     -------     -------
   Total from investment operations........
2.69           .76         2.61        1.53
1.82        1.77

-----------     --------     --------     ---
----     -------     -------
Less distributions:
Dividends from net investment income.......
--          (.03)        (.04)         --
(.21)       (.30)
Distributions in excess of net investment
   income..................................
(.03)         (.04)          --          --
--          --
Distributions from net capital and currency
   gains...................................
(.54)        (1.61)       (1.62)      (1.29)
(1.59)       (.79)

-----------     --------     --------     ---
----     -------     -------
   Total distributions.....................
(.57)        (1.68)       (1.66)      (1.29)
(1.80)      (1.09)

-----------     --------     --------     ---
----     -------     -------
Net asset value, end of period.............
$    15.60      $  13.48     $  14.40     $
13.45     $ 13.21     $ 13.19

-----------     --------     --------     ---
----     -------     -------

-----------     --------     --------     ---
----     -------     -------
TOTAL RETURN(b):...........................
20.28%         5.24%       20.69%      12.15%
14.16%      15.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$  263,609      $203,197     $211,920
$76,035     $53,237     $43,390
Average net assets (000)...................
$  240,089      $211,504     $201,315
$59,316     $49,840     $46,890
Ratios to average net assets:
   Expenses, including distribution fees...
1.19%(c)      1.23%        1.23%       1.44%
1.30%       1.28%
   Expenses, excluding distribution fees...
 .94%(c)       .98%         .98%       1.19%
1.08%       1.08%
   Net investment income...................
(.18)%(c)       .48%        .47%        .68%
1.15%       2.44%
For Class A, B, C and Z shares:
Portfolio turnover rate....................
70%           99%         136%        122%
110%        209%
Average commission rate paid per share.....
$    .0553      $  .0572     $  .0537
N/A         N/A         N/A

---------------
(a) Calculated based upon weighted average
shares outstanding during the year.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions. Total return for periods
of less than a full year are not
    annualized.
(c) Annualized.
---------------------------------------------
-----------------------------------

Financial Highlights (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
------------------------------

Six Months

Ended                           Years Ended
April 30,

October 31,     -----------------------------
------------------------------

1997           1997         1996
1995(a)        1994        1993

-----------     --------     --------     ---
-----     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
$    13.11      $  14.13     $  13.29     $
13.16     $  13.15     $ 12.47

-----------     --------     --------     ---
-----     --------     -------
Income from investment operations:
Net investment income (loss)...............
(.13)         (.05)         .02         (.01)
 .07         .19
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................
2.70           .68         2.45         1.43
1.63        1.47

-----------     --------     --------     ---
-----     --------     -------
   Total from investment operations........
2.57           .63         2.47         1.42
1.70        1.66

-----------     --------     --------     ---
-----     --------     -------
Less distributions:
Dividends from net investment income.......
--            --         (.01)          --
(.10)       (.19)
Distributions in excess of net investment
   income..................................
(.03)         (.04)          --           --
--          --
Distributions from net capital and currency
   gains...................................
(.54)        (1.61)       (1.62)       (1.29)
(1.59)       (.79)

-----------     --------     --------     ---
-----     --------     -------
   Total distributions.....................
(.57)        (1.65)       (1.63)       (1.29)
(1.69)       (.98)

-----------     --------     --------     ---
-----     --------     -------
Net asset value, end of period.............
$    15.11      $  13.11     $  14.13     $
13.29     $  13.16     $ 13.15

-----------     --------     --------     ---
-----     --------     -------

-----------     --------     --------     ---
-----     --------     -------
TOTAL RETURN(b):...........................
19.83%         4.43%       19.84%
11.31%       13.22%      14.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$  155,291      $191,599     $239,739
$185,474     $128,098     $92,921
Average net assets (000)...................
$  193,658      $219,249     $236,580
$153,209     $108,981     $99,072
Ratios to average net assets:
   Expenses, including distribution fees...
1.94%(c)      1.98%        1.98%        2.19%
2.08%       2.08%
   Expenses, excluding distribution fees...
 .94%(c)       .98%         .98%        1.19%
1.08%       1.08%
   Net investment income (loss)............
(.85)%(c)     (.28)%      (.22)%      (.07)%
 .35%       1.64%

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total return for periods
of less than a full year are not
    annualized.
(c) Annualized.
---------------------------------------------
-----------------------------------

Financial Highlights (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
---------------------------------------------
-----------------------------------

Class C
Class Z

---------------------------------------------
------     ---------------------------

August 1,

Six Months
1994(d)      Six Months

Ended        Years Ended April 30,
Through         Ended        Year Ended

October 31,     ---------------------
April 30,     October 31,      April 30,

1997            1997         1996
1995(a)         1997            1997

-----          -----       ------     -------
--     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
$ 13.11         $14.13       $13.29      $
13.74        $ 13.50         $ 14.41

-----          -----       ------     -------
--     -----------     -----------
Income from investment operations:
Net investment income (loss)...............
(.08)          (.04)         .03           --
 .03             .11
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................
2.65            .67         2.44          .84
2.69             .67

-----          -----       ------     -------
--     -----------     -----------
   Total from investment operations........
2.57            .63         2.47          .84
2.72             .78

-----          -----       ------     -------
--     -----------     -----------
Less distributions:
Dividends from net investment income.......
--             --         (.01)          --
--            (.04)
Distributions in excess of net investment
   income..................................
(.03)          (.04)          --           --
(.03)           (.04)
Distributions from net capital and currency
   gains...................................
(.54)         (1.61)       (1.62)
(1.29)          (.54)          (1.61)

-----          -----       ------     -------
--     -----------     -----------
   Total distributions.....................
(.57)         (1.65)       (1.63)
(1.29)          (.57)          (1.69)

-----          -----       ------     -------
--     -----------     -----------
Net asset value, end of period.............
$ 15.11         $13.11       $14.13      $
13.29        $ 15.65         $ 13.50

-----          -----       ------     -------
--     -----------     -----------

-----          -----       ------     -------
--     -----------     -----------
TOTAL RETURN(b):...........................
19.83%          4.43%       19.84%
6.62%         20.39%           5.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$ 4,403         $4,298       $5,125      $
3,587        $16,071         $17,398
Average net assets (000)...................
$ 4,653         $4,708       $5,056      $
1,653        $17,806         $19,206
Ratios to average net assets:
   Expenses, including distribution fees...
1.94%(c)       1.98%        1.98%
2.37%(c)        .94%(c)         .98%
   Expenses, excluding distribution fees...
 .94%(c)        .98%         .98%
1.37%(c)        .94%(c)         .98%
   Net investment income (loss)............
(.89)%(c)      (.27)%       (.21)%
 .03%(c)        .13%(c)         .74%


March 1,

1996(e)

Through

April 30,

1996

----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
$  13.91

----------
Income from investment operations:
Net investment income (loss)...............
 .01
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................
 .49

----------
   Total from investment operations........
 .50

----------
Less distributions:
Dividends from net investment income.......
--
Distributions in excess of net investment
   income..................................
--
Distributions from net capital and currency
   gains...................................
--

----------
   Total distributions.....................
--

----------
Net asset value, end of period.............
$  14.41

----------

----------
TOTAL RETURN(b):...........................
3.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$ 20,616
Average net assets (000)...................
$ 20,298
Ratios to average net assets:
   Expenses, including distribution fees...
 .98%(c)
   Expenses, excluding distribution fees...
 .98%(c)
   Net investment income (loss)............
 .54%(c)

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total return for periods
of less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
---------------------------------------------
-----------------------------------

Getting The Most From Your Prudential Mutual
Fund.

Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement plan at work, you and your spouse may each contribute $2,000 a year to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Getting The Most From Your Prudential Mutual
Fund.
When you invest through Prudential Mutual
Funds, you receive financial advice
through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This
Risk Worth It?
Your financial advisor or registered
representative can help you match the
reward you seek with the risk you can
tolerate. And risk can be difficult to
gauge -- sometimes even the simplest
investments bear surprising risks. The
educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered
representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant
Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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